Summary of Significant Accounting Policies (Details) - Schedule of Long-lived by Geographical Area - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived asset	$ 209,196	$ 14,089
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived asset	10,956	14,089
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived asset	$ 198,240